					Remittance Dates:
					July 25, 2017 through August 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2016 through October 27, 2017
		Remittance Dates:	July 25, 2017 through August 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$3,776,015.37	$3,759,042.21
2	Small General Service	$0.00648	per kWh	$229,467.34	$229,156.62
3	General Service	$0.00404	per kWh	$1,297,290.89	$1,296,813.49
4	Large General Service	$0.00249	per kWh	$325,607.32	$325,579.97
5	Large Industrial Power Service	$0.17728	per kW	$204,770.46	$204,758.38
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$11,317.79	$11,317.79
8	Street and Outdoor Lighting	$0.02346	per kWh	$185,058.78	$182,312.5
9	Total			$6,029,527.95	$6,008,980.96

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$6,008,980.96
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$6,008,980.96

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 15th day of August, 2017.

			ENTERGY TEXAS, INC., as Servicer
			By /s/ Steven C. McNeal_
			Title: Vice President and Treasurer

					Remittance Dates:
					August 23, 2017 through September 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2016 through October 27, 2017
		Remittance Dates:	August 23, 2017 through September 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$3,924,513.79	$3,906,873.11
2	Small General Service	$0.00648	per kWh	$242,582.83	$242,254.37
3	General Service	$0.00404	per kWh	$1,330,616.52	$1,330,126.87
4	Large General Service	$0.00249	per kWh	$324,460.92	$324,433.64
5	Large Industrial Power Service	$0.17728	per kW	$206,949.42	$206,937.21
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$11,317.22	$11,317.22
8	Street and Outdoor Lighting	$0.02346	per kWh	$185,262.78	$182,513.5
9	Total			$6,225,703.48	$6,204,455.92

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$6,204,455.92
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$6,204,455.92

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of September, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
					September 25, 2017 through October 23, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

	Reconciliation Period:		October 28, 2016 through October 27, 2017
		Remittance Dates:	September 25, 2017 through October 23, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$3,208,312.07	$3,193,890.7
2	Small General Service	$0.00648	per kWh	$206,553.09	$206,273.42
3	General Service	$0.00404	per kWh	$1,158,123.58	$1,157,697.38
4	Large General Service	$0.00249	per kWh	$300,318.13	$300,292.93
5	Large Industrial Power Service	$0.17728	per kW	$202,145.51	$202,133.59
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$10,880.93	$10,880.93
8	Street and Outdoor Lighting	$0.02346	per kWh	$185,002.64	$182,257.2
9	Total			$5,271,335.95	$5,253,426.15

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,253,426.15
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,253,426.15

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of October, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				October 23, 2017 through November 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2016 through October 27, 2017
		Remittance Dates:	October 23, 2017 through November 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00595	per kWh	$3,408,863.72	$3,393,540.87
2	Small General Service	$0.00648	per kWh	$225,625.52	$225,320.03
3	General Service	$0.00404	per kWh	$1,287,607.22	$1,287,133.38
4	Large General Service	$0.00249	per kWh	$307,773.16	$307,747.32
5	Large Industrial Power Service	$0.17728	per kW	$186,511.83	$186,500.81
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02378	per kW	$10,412.63	$10,412.63
8	Street and Outdoor Lighting	$0.02346	per kWh	$185,367.24	$182,616.39
9	Total			$5,612,161.32	$5,593,271.43

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,593,271.43
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,593,271.43

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 16th day of November, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				November 24, 2017 through December 22, 2017

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2017 through October 26, 2018
		Remittance Dates:	November 24, 2017 through December 22, 2017

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00559	per kWh	$2,285,341.82	$2,275,069.22
2	Small General Service	$0.00671	per kWh	$199,097.36	$198,827.76
3	General Service	$0.00399	per kWh	$1,099,995.23	$1,099,590.44
4	Large General Service	$0.00227	per kWh	$267,748.63	$267,726.13
5	Large Industrial Power Service	$0.17400	per kW	$66,866.57	$66,862.63
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02156	per kW	$(1,572.75)	$(1,572.75)
8	Street and Outdoor Lighting	$0.02077	per kWh	$166,226.65	$163,759.85
9	Total			$4,083,703.51	$4,070,263.28

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,070,263.28
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,070,263.28

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 14th day of December, 2017.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer and Sr. Manager, Financings

					Remittance Dates:
				December 26, 2017 through January 22, 2018

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 27, 2017 through October 26, 2018
		Remittance Dates:	December 26, 2017 through January 22, 2018

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00559	per kWh	$2,253,962.65	$2,243,831.08
2	Small General Service	$0.00671	per kWh	$191,157.22	$190,898.4
3	General Service	$0.00399	per kWh	$1,027,587.73	$1,027,209.56
4	Large General Service	$0.00227	per kWh	$252,217.35	$252,196.16
5	Large Industrial Power Service	$0.17400	per kW	$326,342.41	$326,323.14
6	Economic As-Available Service	$0.00000	per kWh	$—	$—
7	Standby and Maintenance Service	$0.02156	per kW	$22,922.05	$22,922.05
8	Street and Outdoor Lighting	$0.02077	per kWh	$164,096.51	$161,661.31
9	Total			$4,238,285.92	$4,225,041.7

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$—	$—	$—	$—
13	Small General Service	$—	$—	$—	$—
14	General Service	$—	$—	$—	$—
15	Large General Service	$—	$—	$—	$—
16	Large Industrial Power Service	$—	$—	$—	$—
17	Economic As-Available Service	$—	$—	$—	$—
18	Standby and Maintenance Service	$—	$—	$—	$—
19	Street and Outdoor Lighting	$—	$—	$—	$—
20	Total	$—	$—	$—	$—

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,225,041.7
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,225,041.7

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$—
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$—

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 23rd day of January, 2018.

	ENTERGY TEXAS, INC., as Servicer
	By /s/ Stacey Lousteau
	Title: Assistant Treasurer and Sr. Manager, Financings